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PAGE 1
1996 ANNUAL REPORT

IDS Stock Fund
(prospectus enclosed)

(Icon of) building with columns

The goals of IDS Stock Fund, Inc. are current income and growth of capital.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

AMERICAN
EXPRESS
Financial
Advisors

Distributed by American Express Financial Advisors Inc.
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PAGE 2

(Icon of) building with columns

Big names, big business

These are the names you know. They are the movers and shakers of today's business world. Whether representing established U.S. firms or companies that have made their mark over-seas, the securities found in Stock Fund make up a veritable who's who in the financial market. These stocks offer a dual benefit of ongoing growth potential along with a steady stream of dividend income.
And as we move toward a more global economy, these blue chip, multi-national companies are well-positioned to prosper in the 21st century.
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PAGE 3
Contents

(Icon of) One open book inside of another.

The purpose of this annual report is to tell investors how the Fund performed.

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

1996 annual report

From the president                                  4
From the portfolio manager                          4
Ten largest holdings                                6
Making the most of the Fund                         7
Long-term performance                               8
Independent auditors' report (Fund)                 9
Financial statements (Fund)                        10
Notes to financial statements (Fund)               13
Independent auditors' report (Portfolio)           19
Financial statements (Portfolio)                   20
Notes to financial statements (Portfolio)          23
Investments in securities                          29
IDS mutual funds                                   34
Federal income tax information                     38

1996 prospectus

The Fund in brief                                  3p
Goals                                              3p
Investment policies and risks                      3p
Structure of the Fund                              4p
Manager and distributor                            4p
Portfolio manager                                  4p
Alternative purchase arrangements                  4p

Sales charge and Fund expenses                     5p

Performance                                        7p
Financial highlights                               7p
Total returns                                      9p

Investment policies and risks                     12p
Facts about investments and their risks           12p
Valuing Fund shares                               16p

How to purchase, exchange or redeem shares        17p
Alternative purchase arrangements                 17p
How to purchase shares                            19p
How to exchange shares                            22p
How to redeem shares                              23p
Reductions and waivers of the sales charge        28p

Special shareholder services                      33p
Services                                          33p
Quick telephone reference                         33p

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PAGE 4
Distributions and taxes                           34p
Dividend and capital gain distributions           34p
Reinvestments                                     35p
Taxes                                             36p
How to determine the correct TIN                  38p

How the Fund and Portfolio are organized          39p
Shares                                            39p
Voting rights                                     39p
Shareholder meetings                              39p
Special considerations regarding
  master/feeder structure                         40p
Board members and officers                        41p
Investment manager                                43p
Administrator and transfer agent                  44p
Distributor                                       44p

About American Express Financial Corporation      46p
General information                               46p

Appendix                                          47p
Descriptions of derivative instruments            47p
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PAGE 5
To our shareholders

(Photo of) William R. Pearce, President of the Fund
(Photo of) Richard H. Warden, Portfolio manager

From the president

The volatility in the stock market in recent months has put some investors, even experienced ones, on edge. Although no one can know exactly what will happen next, history tells us that ups and downs are intrinsic to stock investing.

But, history also shows that changing strategies with every twist and turn of the market is an impractical and, worse yet, typically unproductive way to invest. What matters more, therefore, is how we react to market volatility. If we take a long-term view and accept the downs with the ups, we improve our chances of success. For in the investment world, the race most often goes not to the swift, but to the persistent.

Along the way, of course, you'll still want to review your investment program to make sure it's on track to achieving your financial goals. Your American Express financial advisor will help you do just that, and I suggest you take advantage of his or her services on a regular basis.

On May 13, 1996, the Fund began investing its assets in Equity Portfolio instead of directly in securities of individual companies. Following the portfolio manager's letter are the financial statements of both the Fund and Portfolio. The notes to the financials and the prospectus go into more detail of how the new structure works.

William R. Pearce

From the portfolio manager

Although volatile at times, the stock market moved higher over the past 11 months, providing the foundation for a solid gain by IDS Stock Fund. For the November 1995 through September 1996 fiscal period, the total return, which includes net asset value change and dividend, was 18.6% for investors in Class A shares. (A portion of the Fund's total return came in the form of a capital gain paid to shareholders in December 1995, which reduced the Fund's net asset value by the same amount at that time.)

With the favorable forces of falling long-term interest rates, low inflation and strong corporate profits still in effect, stocks got off to a good start in late 1995 and maintained their forward momentum through February. At that point, with long-term interest rates on the rise because of increasing concern about the possiblity of higher inflation, the market began to struggle, eventually declining more that 4% in July. But in just a few weeks, stocks were again on the move, finishing the fiscal period with a strong September gain.

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PAGE 6
Emphasis on high
dividend, quality

The Fund entered the fiscal period with a relatively conservative investment approach. This included concentrating on large, high-quality companies with substantial dividends and the wherewithal to succeed in what we expected would be a more challenging economic environment. As it turned out though there were some notable exceptions. Such companies performed well during the period.

For the Fund, much of the positive performance came from our holdings in the financial services, technology and consumer products areas. They comprised roughly two-thirds of portfolio assets, with consumer products making up the largest portion.

"Convertibles" pay off

Of additional benefit to performance, especially to the Fund's dividend, were convertible preferred stocks and convertible bonds, which at one point accounted for nearly 20% of portfolio assets. Less productive for the Fund, though still positive, was the 10-15% exposure to foreign stocks.

Also worth noting is that instead of using a higher level of cash reserves to provide a cushion in the event of a market downturn, I bought put options on the market. (A put is a type of investment contract that pays off when security prices decline.) Although the market experienced no major setbacks, the options proved to be a more efficient way to buy some market "insurance" than to hold substantial cash reserves.

As the Fund begins a new fiscal year, my outlook has changed little from several months ago. I continue to believe the investment environment calls for more prudence than boldness, and the Portfolio remains structured accordingly.

Richard H. Warden

Class A

11-month performance
(All figures per share)

Net asset value (NAV)
____________________________
Sept. 30, 1996        $22.49
____________________________
Oct. 31, 1995         $19.96
____________________________
Increase              $ 2.53
____________________________

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PAGE 7
Distributions
Nov. 1, 1995 - Sept 30, 1996
____________________________
From income           $ 0.43
____________________________
From capital gains    $ 0.64
____________________________
Total distributions   $ 1.07
____________________________
Total return*         +18.6%**
____________________________

Class B

11-month performance
(All figures per share)

Net asset value (NAV)
____________________________
Sept. 30, 1996        $22.42
____________________________
Oct. 31, 1995         $19.91
____________________________
Increase              $ 2.51
____________________________

Distributions
Nov. 1, 1995 - Sept. 30, 1996
____________________________
From income           $ 0.30
____________________________
From capital gains    $ 0.64
____________________________
Total distributions   $ 0.94
____________________________
Total return*         +17.8%**
____________________________

Class Y

11-month performance
(All figures per share)

Net asset value (NAV)
____________________________
Sept 30, 1996         $22.49
____________________________
Oct. 31, 1995         $19.96
____________________________
Increase              $ 2.53
____________________________

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PAGE 8
Distributions
Nov. 1, 1995 - Sept 30, 1996
____________________________
From income           $ 0.47
____________________________
From capital gains    $ 0.64
____________________________
Total distributions   $ 1.11
____________________________
Total return*         +18.8%**
____________________________

 *The prospectus discusses the effect of
  sales charges, if any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.



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PAGE 9

The Portfolio's ten largest holdings

The ten holdings listed here make up 13.12% of the Portfolio's net assets
________________________________________________________________________________________________

                                                                   Percent                 Value
                                                (of Portfolio's net assets)(as of Sept. 30, 1996)
________________________________________________________________________________________________
General Electric                                                     1.59%           $52,325,000

A diversified company with interests in manufacturing, broadcasting (NBC), financial services and technology.

Kimberly-Clark                                                       1.34             44,062,500

World's largest manufacturer of tissue products and other household, personal care and industrial paper products.

Pfizer                                                               1.32             43,518,750

The leading producer of pharmaceuticals, hospital products, animal health items, non-prescription medications and specialty chemicals.

NationsBank                                                          1.32             43,437,500

A bank holding company with a strong presence in North Carolina, South Carolina, Texas, Virginia, Florida and Georgia.

Gillette                                                             1.32             43,275,000

A leading marketer of blades and razors, toiletry products and writing instruments.

Schlumberger                                                         1.29             42,250,000

A holding company, that, through its subsidiaries, is engaged in the production and sale of wine, champagne and other alcoholic and non-alcoholic beverages, as well as food and non-food products.

Deere                                                                1.28             42,000,000

The largest domestic manufacturer of farm machinery. The company also manufactures construction machinery and lawn and gardening equipment.

UNUM
$2.34 Cv Preferred                                                   1.26             41,437,500

Through various subsidiaries, UNUM provides a broad range of disability, health and life insurance and group pensions products.

Philip Morris                                                        1.23             40,387,500

The largest cigarette company that has become the second largest packaged-food company in the world as a result of the Kraft acquisition.

American Home Products                                               1.17             38,250,000

This company is engaged in the discovery, development, manufacture, distribution and sale of a diversified line of products in three business segments: health care products, agricultural products and food products.

PAGE 10
Making the most of the Fund

Average annual total return
(as of Sept. 30, 1996)

                1 year    Since inception     5 years    10 years

Class A         +10.67%            --%        +12.19%    +13.26%
Class B*        +10.60%        +17.49%            --%        --%
Class Y*        +16.69%        +21.02%            --%        --%

*Inception date was March 20, 1995.

The performance of Class B and Class Y will vary from the performance of Class A based on differences in sales charges and fees.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Figures for Class A reflect the effect of the maximum 5% sales charge and figures for Class B reflect the applicable contingent deferred sales charge. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Build your assets systematically

One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high.

This does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

Month       Amount       Per-share      Number of shares purchased
            invested     market price
Jan         $100         $20            5.00 XXXXX
Feb          100          18            5.56 XXXXXx
March        100          17            5.88 XXXXXx
April        100          15            6.67 XXXXXXx
May          100          16            6.25 XXXXXXx
June         100          18            5.56 XXXXXx
July         100          17            5.88 XXXXXx
Aug          100          19            5.26 XXXXXx
Sept         100          21            4.76 XXXXx
Oct          100          20            5.00 XXXXX

(footnotes to table) By investing an equal number of dollars each month...

PAGE 11
(arrow in table pointing to April) you automatically buy more shares when the per share market price is low...

(arrow in table pointing to September) and fewer shares when the per share market price is high.

You have paid an average price of only $17.91 per share over the 10 months, while the average market price actually was $18.10.

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PAGE 12
The Fund's long-term performance

Three ways to benefit from a mutual fund:

o your shares increase in value when the Fund's investments do well

o you receive capital gains when the gains on investments sold by the Fund exceed losses

o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. And you potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

How your $10,000 has grown in IDS Stock Fund

                                                            $34,722
                                                              Stock
$30,000                                           S&P 500      Fund
                                              Stock Index   Class A

                                       Lipper Growth &
                                     Income Fund Index
$20,000




$9,500

'86   '87    '88   '89   '90    '91   '92    '93   '94    '95   '96

Average annual total return
(as of Sept 30, 1996)

                1 year    Since inception*    5 years    10 years

Class A         +10.67%            --%        +12.19%    +13.26%
Class B         +10.60%        +17.49%            --%        --%
Class Y         +16.69%        +21.02%            --%        --%

*Inception date was March 20, 1995.

Assumes: Holding period from 11/1/86 to 9/30/96. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $24,317. Also see "Performance" in the Fund's current prospectus.

The Standard & Poor's 500 Stock Index, an unmanaged list of common stocks, is frequently used as a general measure of market performance.

PAGE 13
Lipper Growth and Income Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the S&P 500 and the Lipper Growth & Income Fund Index. In comparing IDS Stock Fund to the two indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the indexes. If you were actually to buy either individual stocks or growth mutual funds, any sales charges that you pay would reduce your total return as well.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.
This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

PAGE 14
IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale holding two worlds

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

PAGE 15
IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) office building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's
Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

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PAGE 16
IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

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PAGE 17
IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily of high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) greek column

PAGE 18
IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head enclosed

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes.
Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column enclosed

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star enclosed

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

PAGE 19
IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with a tree enclosed

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

Federal income tax information

IDS Stock Fund, Inc.
___________________________________________________________________

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. Some of the dividends listed below were reported to you on Form 1099-DIV, Dividends and Distributions, last January. Dividends paid to you since the end of last year will be reported to you on a tax statement sent next January. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

IDS Stock Fund, Inc.
Fiscal period ended Sept. 30, 1996

Class A

Income distributions
taxable as dividend income, 54.59% qualifying for deduction by corporations.

Payable date           Per share

Dec. 28, 1995          $0.12664
March 29, 1996          0.08580
June 28, 1996           0.10051
Sept. 27, 1996          0.11881

Total                  $0.43176

Capital gain distribution
taxable for long-term capital gain.

Payable date           Per share

Dec. 28, 1995          $0.63855

Total distributions    $1.07031

The distribution of $0.76519 per share, payable Dec. 28, 1995, consisted of $0.08964 derived from net investment income, $0.03700 from net short-term capital gains (a total of $0.12664 taxable as dividend income) and $0.63855 from net long-term capital gains.

PAGE 21
Class B

Income distributions
taxable as dividend income, 54.59% qualifying for deduction by corporations.

Dec. 28, 1995          $0.09681
March 29, 1996          0.05294
June 28, 1996           0.06567
Sept. 27, 1996          0.08230

Total distributions    $0.29772

Capital gain distribution
taxable for long-term capital gain.

Payable date           Per share

Dec. 28, 1995          $0.63855

Total distributions    $0.93627

The distribution of $0.73536 per share, payable Dec. 28, 1995, consisted of $0.05981 derived from net investment income, $0.03700 from net short-term capital gains (a total of $0.09681 taxable as dividend income) and $0.63855 from net long-term capital gains.

Class Y

Income distributions
taxable as dividend income, 54.59% qualifying for deduction by corporations.

Dec. 28, 1995          $0.13552
March 29, 1996          0.09457
June 28, 1996           0.10962
Sept. 27, 1996          0.12784

Total distributions    $0.46755

Capital gain distribution
taxable for long-term capital gain.

Payable date           Per share

Dec. 28, 1995          $0.63855

Total distributions    $1.10610

The distribution of $0.77407 per share, payable Dec. 28, 1995, consisted of $0.09852 derived from net investment income, $0.03700 from net short-term capital gains (a total of $0.13552 taxable as dividend income) and $0.63855 from net long-term capital gains.

PAGE 22
Quick telephone reference

American Express Telephone Transaction Service
Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements

National/Minnesota:  800-437-3133
Mpls./St. Paul area:  671-3800

American Express Shareholder Service
Fund performance, objectives and account inquiries
612-671-3733

TTY Service
For the hearing impaired
800-846-4852

American Express Infoline
Automated account information (TouchToneR phones only), including current fund prices and performance, account values and recent account transactions

National/Minnesota: 800-272-4445
Mpls./St. Paul area: 671-1630

AMERICAN
EXPRESS
Financial
Advisors


IDS Stock Fund
IDS Tower 10
Minneapolis, MN  55440-0010

PAGE 23
STATEMENT OF DIFFERENCES

Difference                           Description

1)  The layout is different          1)  Some of the layout in the
    throughout the annual report.        annual report to
                                         shareholders is in two
                                         columns.

2)  Headings.                        2)  The headings in the
                                         annual report are
                                         placed in a blue strip
                                         at the top of the page.

3)  There are pictures, icons        3)  Each picture, icon and
    and graphs throughout the            graph is described in
    annual report.                       parentheses.

4)  Footnotes for charts and         4)  The footnotes for each
    graphs are described at              chart or graph are typed
    the left margin.                     below the description of
                                         the chart or graph.